THIRD AVENUE VARIABLE SERIES TRUST

THIRD QUARTER REPORT

SEPTEMBER 30, 2020

FFI STRATEGIES PORTFOLIO (FORMERLY, THIRD AVENUE VALUE PORTFOLIO)

The Portfolio is distributed by Foreside Fund Services, LLC. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Portfolio.

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

FFI Strategies Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only to authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31 each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) at the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings—Form N-PORT

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments

at September 30, 2020 (Unaudited)

Principal Amount ($)	Security†	Value (Note 1)

Corporate Bonds - 0.53%
	Energy Equipment & Services - 0.53%
241,092	Tidewater, Inc., 8.000%, due 8/1/22	$237,118

	Total Corporate Bonds (Cost $243,817)	237,118

Shares

Common Stocks - 97.24%
	Aerospace & Defense - 1.94%
627	Dassault Aviation S.A. (France) (a)	528,910
515	General Dynamics Corp.	71,291
86	Huntington Ingalls Industries, Inc.	12,105
442	Lockheed Martin Corp.	169,410
1,550	Raytheon Technologies Corp.	89,187

		870,903

	Air Freight & Logistics - 2.17%
271	CH Robinson Worldwide, Inc.	27,693
414	Deutsche Post AG (Germany)	18,786
2,648	FedEx Corp.	666,025
1,559	United Parcel Service, Inc., Class B	259,776

		972,280

	Airlines - 1.45%
49,247	Hawaiian Holdings, Inc.	634,794
1,621	Qantas Airways, Ltd. (Australia) (a)	4,753
3,400	Singapore Airlines, Ltd. (Singapore)	8,701

		648,248

	Auto Components - 0.32%
200	Aisin Seiki Co., Ltd. (Japan)	6,399
900	Bridgestone Corp. (Japan)	28,448
143	Cie Generale des Etablissements Michelin (France)	15,351
45	Continental AG (Germany)	4,877
700	Denso Corp. (Japan)	30,682
400	JTEKT Corp. (Japan)	3,138
200	Koito Manufacturing Co., Ltd. (Japan)	10,205
300	NGK Spark Plug Co., Ltd. (Japan)	5,238
1,200	Sumitomo Electric Industries, Ltd. (Japan)	13,509
200	Sumitomo Rubber Industries, Ltd. (Japan)	1,858
100	Toyoda Gosei Co., Ltd. (Japan)	2,296
200	Toyota Industries Corp. (Japan)	12,664
177	Valeo S.A. (France)	5,435
200	Yokohama Rubber Co., Ltd. (The) (Japan)	2,847

		142,947

	Automobiles - 4.51%
15,381	Bayerische Motoren Werke AG (Germany)	1,116,316
12,942	Daimler AG (Germany)	698,162
2,300	Honda Motor Co., Ltd. (Japan)	54,619
800	Isuzu Motors, Ltd. (Japan)	6,997
800	Mazda Motor Corp. (Japan)	4,692
900	Subaru Corp. (Japan)	17,471
1,700	Toyota Motor Corp. (Japan)	112,829
13	Volkswagen AG (Germany) (a)	2,272
400	Yamaha Motor Co., Ltd. (Japan)	5,812

		2,019,170

Share	Security†	Value (Note 1)

	Banks - 6.65%
100	Aozora Bank, Ltd. (Japan)	$1,660
253	Associated Banc-Corp	3,193
493	Bank Hapoalim BM (Israel)	2,634
950	Bank Leumi Le-Israel BM (Israel)	4,182
7,054	Bank of America Corp.	169,931
61	Bank of Hawaii Corp.	3,082
528,372	Bank of Ireland Group PLC (Ireland) (a)	979,587
199	Bank OZK	4,243
548	Bankinter S.A. (Spain)	2,359
251	BankUnited, Inc.	5,499
29	Banque Cantonale Vaudoise (Switzerland)	2,943
7,000	BOC Hong Kong Holdings, Ltd. (Hong Kong)	18,557
49	BOK Financial Corp.	2,524
1,575	CaixaBank S.A. (Spain)	3,344
400	Chiba Bank, Ltd. (The) (Japan)	2,207
126	CIT Group, Inc.	2,231
3,227	Citigroup, Inc.	139,116
691	Citizens Financial Group, Inc.	17,468
16,464	Comerica, Inc.	629,748
1,549	Commonwealth Bank of Australia (Australia)	71,279
600	Concordia Financial Group, Ltd. (Japan)	2,087
87	Cullen/Frost Bankers, Inc.	5,564
1,600	DBS Group Holdings, Ltd. (Singapore)	23,522
200	East West Bancorp, Inc.	6,548
1,072	Fifth Third Bancorp	22,855
204	First Hawaiian, Inc.	2,952
446	First Horizon National Corp.	4,206
485	FNB Corp.	3,288
100	Fukuoka Financial Group, Inc. (Japan)	1,681
1,600	Hang Seng Bank, Ltd. (Hong Kong)	23,704
1,463	Huntington Bancshares, Inc.	13,416
626	Israel Discount Bank, Ltd., Class A (Israel)	1,689
1,757	JPMorgan Chase & Co.	169,146
1,568	KeyCorp	18,706
313	M&T Bank Corp.	28,824
600	Mebuki Financial Group, Inc. (Japan)	1,362
466	Mediobanca Banca di Credito Finanziario SpA (Italy)	3,652
7,000	Mitsubishi UFJ Financial Group, Inc. (Japan)	27,936
60	Mizrahi Tefahot Bank, Ltd. (Israel)	1,064
1,350	Mizuho Financial Group, Inc. (Japan)	16,850
2,712	National Australia Bank, Ltd. (Australia)	34,841
3,000	Oversea-Chinese Banking Corp, Ltd. (Singapore)	18,656
153	PacWest Bancorp	2,613
711	People’s United Financial, Inc.	7,330
680	PNC Financial Services Group, Inc. (The)	74,739
432	Popular, Inc. (Puerto Rico)	15,669
137	Prosperity Bancshares, Inc.	7,101
1,532	Regions Financial Corp.	17,664
1,200	Resona Holdings, Inc. (Japan)	4,088
400	Shizuoka Bank, Ltd. (The) (Japan)	2,762
700	Sumitomo Mitsui Financial Group, Inc. (Japan)	19,573
200	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	5,321
300	Synovus Financial Corp.	6,351
208	TCF Financial Corp.	4,859
2,109	Truist Financial Corp.	80,247

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Banks (continued)
309	Umpqua Holdings Corp.	$3,282
2,231	US Bancorp	79,981
124	Webster Financial Corp.	3,275
5,608	Wells Fargo & Co.	131,844
137	Western Alliance Bancorp	4,332
88	Wintrust Financial Corp.	3,524
257	Zions Bancorporation, N.A.	7,510

		2,980,401

	Beverages - 1.22%
514	Anheuser-Busch InBev SA (Belgium)	27,674
500	Asahi Group Holdings, Ltd. (Japan)	17,426
184	Carlsberg AS, Class B (Denmark)	24,789
1,176	Coca-Cola Amatil, Ltd. (Australia)	8,050
3,939	Coca-Cola Co. (The)	194,469
365	Coca-Cola European Partners PLC (United Kingdom)	14,166
517	Keurig Dr Pepper, Inc.	14,269
1,200	Kirin Holdings Co., Ltd. (Japan)	22,539
1,459	PepsiCo, Inc.	202,217
120	Pernod Ricard S.A. (France)	19,132

		544,731

	Biotechnology - 1.20%
2,025	AbbVie, Inc.	177,370
857	Amgen, Inc.	217,815
2,234	Gilead Sciences, Inc.	141,166

		536,351

	Building Products - 0.37%
300	AGC, Inc. (Japan)	8,817
477	Assa Abloy AB (Sweden)	11,152
1,586	Johnson Controls International PLC (Ireland)	64,788
400	LIXIL Group Corp. (Japan)	8,085
300	TOTO, Ltd. (Japan)	13,824
492	Trane Technologies PLC (Ireland)	59,655

		166,321

	Capital Markets - 3.76%
693	3i Group PLC (United Kingdom)	8,899
199	Ameriprise Financial, Inc.	30,668
1,297	Bank of New York Mellon Corp. (The)	44,539
223	BlackRock, Inc.	125,672
600	Daiwa Securities Group, Inc. (Japan)	2,523
123,466	Deutsche Bank AG (Germany) (a)	1,040,751
146	Eaton Vance Corp.	5,570
55	Evercore, Inc., Class A	3,600
388	Franklin Resources, Inc.	7,896
507	Goldman Sachs Group, Inc. (The)	101,892
2,299	Invesco, Ltd. (Bermuda)	26,231
222	Janus Henderson Group PLC (Jersey)	4,822
200	Japan Exchange Group, Inc. (Japan)	5,606
137	Julius Baer Group, Ltd. (Switzerland)	5,819
172	Lazard, Ltd., Class A (Bermuda)	5,685
193	Macquarie Group, Ltd. (Australia)	16,730
1,774	Morgan Stanley	85,773
1,400	Nomura Holdings, Inc. (Japan)	6,398
309	Northern Trust Corp.	24,093

Shares	Security†	Value (Note 1)

	Capital Markets (continued)
12	Partners Group Holding AG (Switzerland)	$11,038
100	SBI Holdings, Inc. (Japan)	2,591
91	Schroders PLC (United Kingdom)	3,160
374	St. James’s Place PLC (United Kingdom)	4,499
1,612	Standard Life Aberdeen PLC (United Kingdom)	4,694
578	State Street Corp.	34,293
350	T Rowe Price Group, Inc.	44,877
2,353	UBS Group AG (Switzerland)	26,290

		1,684,609

	Chemicals - 1.64%
267	Air Liquide S.A. (France)	42,322
455	Air Products and Chemicals, Inc.	135,526
300	Air Water, Inc. (Japan)	4,057
293	Akzo Nobel, N.V. (Netherlands)	29,614
38	Arkema S.A. (France)	4,029
2,000	Asahi Kasei Corp. (Japan)	17,447
364	BASF SE (Germany)	22,166
115	Cabot Corp.	4,144
281	Celanese Corp.	30,194
455	CF Industries Holdings, Inc.	13,973
301	Chemours Co. (The)	6,294
142	Chr Hansen Holding A/S (Denmark)	15,763
74	Covestro AG (Germany)	3,670
400	Daicel Corp. (Japan)	2,883
1,362	Dow, Inc.	64,082
1,157	DuPont de Nemours, Inc.	64,190
285	Eastman Chemical Co.	22,264
16	EMS-Chemie Holding AG (Switzerland)	14,375
85	Evonik Industries AG (Germany)	2,199
440	Huntsman Corp.	9,772
2,602	ICL Group, Ltd. (Israel)	9,194
225	International Flavors & Fragrances, Inc.	27,551
385	Johnson Matthey PLC (United Kingdom)	11,699
300	JSR Corp. (Japan)	7,130
239	Koninklijke DSM, N.V. (Netherlands)	39,347
500	Kuraray Co., Ltd. (Japan)	4,851
566	LyondellBasell Industries, N.V., Class A (Netherlands)	39,897
1,900	Mitsubishi Chemical Holdings Corp. (Japan)	10,968
200	Mitsubishi Gas Chemical Co., Inc. (Japan)	3,721
200	Mitsui Chemicals, Inc. (Japan)	4,834
300	Nitto Denko Corp. (Japan)	19,545
320	Olin Corp.	3,962
126	Solvay S.A. (Belgium)	10,840
2,100	Sumitomo Chemical Co., Ltd. (Japan)	6,951
300	Teijin, Ltd. (Japan)	4,653
1,600	Toray Industries, Inc. (Japan)	7,320
300	Tosoh Corp. (Japan)	4,871
345	Valvoline, Inc.	6,569
105	W.R. Grace & Co.	4,231

		737,098

	Commercial Services & Supplies - 0.22%
300	Dai Nippon Printing Co., Ltd. (Japan)	6,081
200	Park24 Co., Ltd. (Japan)	3,247
500	Toppan Printing Co., Ltd. (Japan)	7,068

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Commercial Services & Supplies (continued)
726	Waste Management, Inc.	$82,161

		98,557

	Communications Equipment - 0.44%
4,156	Cisco Systems, Inc.	163,705
703	Juniper Networks, Inc.	15,115
1,493	Telefonaktiebolaget LM Ericsson (Sweden)	16,338

		195,158

	Construction & Engineering - 1.61%
293	ACS Actividades de Construccion y Servicios S.A. (Spain)	6,623
33,564	Boskalis Westminster (Netherlands) (a)	665,828
608	Ferrovial S.A. (Spain)	14,769
800	Kajima Corp. (Japan)	9,639
1,000	Obayashi Corp. (Japan)	9,129
800	Shimizu Corp. (Japan)	6,023
300	Taisei Corp. (Japan)	10,154

		722,165

	Construction Materials - 4.49%
45,237	Buzzi Unicem SpA (Italy)	1,051,023
690	CRH PLC (Ireland)	25,021
10,291	Eagle Materials, Inc.	888,319
984	LafargeHolcim, Ltd. (Switzerland)	44,791
100	Taiheiyo Cement Corp. (Japan)	2,553

		2,011,707

	Consumer Finance - 0.28%
588	Ally Financial, Inc.	14,741
645	Capital One Financial Corp.	46,350
494	Discover Financial Services	28,543
403	Navient Corp.	3,405
89	OneMain Holdings, Inc.	2,781
155	Santander Consumer USA Holdings, Inc.	2,820
961	Synchrony Financial	25,150

		123,790

	Containers & Packaging - 0.20%
592	Graphic Packaging Holding Co.	8,341
882	International Paper Co.	35,756
175	Packaging Corp. of America	19,084
189	Sonoco Products Co.	9,652
479	Westrock Co.	16,641

		89,474

	Distributors - 0.07%
317	Genuine Parts Co.	30,169

	Diversified Consumer Services - 0.02%
549	H&R Block, Inc.	8,943

	Diversified Financial Services - 0.07%
621	Equitable Holdings, Inc.	11,327
55	Groupe Bruxelles Lambert S.A. (Belgium)	4,959
544	Jefferies Financial Group, Inc.	9,792
500	ORIX Corp. (Japan)	6,245

		32,323

Shares	Security†	Value (Note 1)
	Diversified Telecommunication Services - 1.22%
5,976	AT&T, Inc.	$170,376
2,817	CenturyLink, Inc.	28,423
685	Deutsche Telekom AG (Germany)	11,405
10,000	HKT Trust & HKT, Ltd. (Hong Kong)	13,273
2,802	Koninklijke KPN, N.V. (Netherlands)	6,574
1,000	Nippon Telegraph & Telephone Corp. (Japan)	20,417
836	Orange S.A. (France)	8,707
9,000	PCCW, Ltd. (Hong Kong)	5,384
135	Proximus SADP (Belgium)	2,463
12,000	Singapore Telecommunications, Ltd. (Singapore)	18,781
33	Swisscom AG (Switzerland)	17,482
5,279	Telecom Italia SpA (Italy)	2,132
3,205	Telefonica S.A. (Spain)	10,979
446	Telenor ASA (Norway)	7,488
3,498	Telia Co. AB (Sweden)	14,311
4,720	Telstra Corp, Ltd. (Australia)	9,451
3,374	Verizon Communications, Inc.	200,719

		548,365

	Electric Utilities - 1.68%
221	Alliant Energy Corp.	11,415
462	American Electric Power Co., Inc.	37,759
2,126	AusNet Services (Australia)	2,870
49	Avangrid, Inc.	2,473
400	Chubu Electric Power Co., Inc. (Japan)	4,865
200	Chugoku Electric Power Co., Inc. (The) (Japan)	2,501
1,500	CK Infrastructure Holdings, Ltd. (Bermuda)	7,039
3,000	CLP Holdings, Ltd. (Hong Kong)	28,012
740	Duke Energy Corp.	65,534
377	Edison International	19,167
5,004	EDP - Energias de Portugal S.A. (Portugal)	24,604
217	Endesa S.A. (Spain)	5,804
7,730	Enel SpA (Italy)	67,065
168	Entergy Corp.	16,553
213	Evergy, Inc.	10,825
282	Eversource Energy	23,561
873	Exelon Corp.	31,219
466	FirstEnergy Corp.	13,379
308	Fortum Oyj (Finland)	6,227
93	Hawaiian Electric Industries, Inc.	3,091
5,000	HK Electric Investments & HK Electric Investments, Ltd. (Hong Kong)	5,169
3,921	Iberdrola S.A. (Spain)	48,262
44	IDACORP, Inc.	3,516
600	Kansai Electric Power Co., Inc. (The) (Japan)	5,815
300	Kyushu Electric Power Co., Inc. (Japan)	2,722
398	NextEra Energy, Inc.	110,469
245	NRG Energy, Inc.	7,531
215	OGE Energy Corp.	6,448
115	Pinnacle West Capital Corp.	8,573
3,500	Power Assets Holdings, Ltd. (Hong Kong)	18,448
783	PPL Corp.	21,305
319	Red Electrica Corp. S.A. (Spain)	5,983
1,048	Southern Co. (The)	56,823
1,481	SSE PLC (United Kingdom)	23,051
1,345	Terna Rete Elettrica Nazionale SpA (Italy)	9,411
400	Tohoku Electric Power Co., Inc. (Japan)	4,009

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Electric Utilities (continued)
435	Xcel Energy, Inc.	$30,019

		751,517

	Electrical Equipment - 0.93%
4,610	ABB, Ltd. (Switzerland)	117,204
876	Eaton Corp. PLC (Ireland)	89,378
1,211	Emerson Electric Co.	79,405
300	Fuji Electric Co., Ltd. (Japan)	9,510
115	Hubbell, Inc.	15,737
158	Legrand S.A. (France)	12,585
2,800	Mitsubishi Electric Corp. (Japan)	37,994
267	nVent Electric PLC (Ireland)	4,723
383	Schneider Electric SE (France)	47,607
147	Siemens Energy AG (Switzerland) (a)	3,964

		418,107

	Electronic Equipment, Instruments & Components - 0.59%
215	Avnet, Inc.	5,556
1,538	Corning, Inc.	49,847
100	Hirose Electric Co., Ltd. (Japan)	12,920
1,400	Hitachi, Ltd. (Japan)	47,403
500	Kyocera Corp. (Japan)	28,628
800	Murata Manufacturing Co., Ltd. (Japan)	52,022
256	National Instruments Corp.	9,139
300	Omron Corp. (Japan)	23,456
200	TDK Corp. (Japan)	21,839
500	Venture Corp, Ltd. (Singapore)	7,099
400	Yokogawa Electric Corp. (Japan)	6,353

		264,262

	Energy Equipment & Services - 3.53%
1,567	Baker Hughes Co.	20,826
10,867	Drilling Co. of 1972 A/S (The) (Denmark) (a)	234,709
206	Helmerich & Payne, Inc.	3,018
226,053	PGS ASA (Norway) (a)	66,601
2,582	Schlumberger N.V.	40,176
80,951	Subsea 7, S.A. (Luxembourg) (a)	581,824
599	Tenaris S.A. (Luxembourg)	2,984
93,931	Tidewater, Inc. (a)	630,277

		1,580,415

	Entertainment - 0.02%
283	Vivendi S.A. (France)	7,904

	Equity Real Estate Investment Trusts (REITs) - 4.07%
75	Alexandria Real Estate Equities, Inc., REIT	12,000
96	American Campus Communities, Inc., REIT	3,352
124	Americold Realty Trust, REIT	4,433
111	Apartment Investment and Management Co., Class A, REIT	3,743
105	AvalonBay Communities, Inc., REIT	15,681
96	Boston Properties, Inc., REIT	7,709
65	Camden Property Trust, REIT	5,784
4,500	CapitaLand Commercial Trust, REIT (Singapore)	5,456
4,300	CapitaLand Mall Trust, REIT (Singapore)	6,120
30	CoreSite Realty Corp., REIT	3,566
83	Corporate Office Properties Trust, REIT	1,969

Shares	Security†	Value (Note 1)

	Equity Real Estate Investment Trusts (REITs) (continued)
96	Cousins Properties, Inc., REIT	$2,745
17	Covivio, REIT (France)	1,194
277	Crown Castle International Corp., REIT	46,120
145	CubeSmart, REIT	4,685
70	CyrusOne, Inc., REIT	4,902
3	Daiwa House REIT Investment Corp., REIT (Japan)	7,655
515	Dexus, REIT (Australia)	3,299
172	Digital Realty Trust, Inc., REIT	25,243
128	Douglas Emmett, Inc., REIT	3,213
211	Duke Realty Corp., REIT	7,786
126	Equity LifeStyle Properties, Inc., REIT	7,724
236	Equity Residential, REIT	12,114
50	Essex Property Trust, Inc., REIT	10,039
85	Extra Space Storage, Inc., REIT	9,094
56	Federal Realty Investment Trust, REIT	4,113
134	Gaming and Leisure Properties, Inc., REIT	4,949
17	Gecina S.A., REIT (France)	2,241
1,700	GPT Group (The), REIT (Australia)	4,782
144	Healthcare Trust of America, Inc., Class A, REIT	3,744
324	Healthpeak Properties, Inc., REIT	8,797
71	Highwoods Properties, Inc., REIT	2,383
97	Hudson Pacific Properties, Inc., REIT	2,127
347	Invitation Homes, Inc., REIT	9,713
205	Iron Mountain, Inc., REIT	5,492
3	Japan Retail Fund Investment Corp., REIT (Japan)	4,641
82	JBG SMITH Properties, REIT	2,193
66	Kilroy Realty Corp., REIT	3,429
98	Klepierre S.A., REIT (France)	1,372
61	Lamar Advertising Co., Class A, REIT	4,036
30	Life Storage, Inc., REIT	3,158
2,400	Link REIT, REIT (Hong Kong)	19,667
18,623	Macerich Co. (The), REIT	126,450
324	Medical Properties Trust, Inc., REIT	5,712
70	Mid-America Apartment Communities, Inc., REIT	8,116
3,253	Mirvac Group, REIT (Australia)	5,099
132	National Retail Properties, Inc., REIT	4,555
3	Nippon Prologis REIT, Inc., REIT (Japan)	10,117
3	Nomura Real Estate Master Fund, Inc., REIT (Japan)	3,758
173	Omega Healthcare Investors, Inc., REIT	5,180
3	Orix JREIT, Inc., REIT (Japan)	4,616
425	Prologis, Inc., REIT	42,763
109	Public Storage, REIT	24,276
97	Rayonier, Inc., REIT	2,565
230	Realty Income Corp., REIT	13,972
125	Regency Centers Corp., REIT	4,753
4,516	Scentre Group, REIT (Australia)	7,190
227	Simon Property Group, Inc., REIT	14,682
51	SL Green Realty Corp., REIT	2,365
65	Spirit Realty Capital, Inc., REIT	2,194
2,008	Stockland, REIT (Australia)	5,486
154	STORE Capital Corp., REIT	4,224
50	Sun Communities, Inc., REIT	7,030

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Equity Real Estate Investment Trusts (REITs) (continued)
3,400	Suntec Real Estate Investment Trust, REIT (Singapore)	$3,645
211	UDR, Inc., REIT	6,881
3	United Urban Investment Corp., REIT (Japan)	3,338
260	Ventas, Inc., REIT	10,910
675	VEREIT, Inc., REIT	4,388
309	VICI Properties, Inc., REIT	7,221
3,147	Vicinity Centres, REIT (Australia)	3,143
13,949	Vornado Realty Trust, REIT	470,221
251	Welltower, Inc., REIT	13,828
23,937	Weyerhaeuser Co., REIT	682,683
127	WP Carey, Inc., REIT	8,275

		1,822,099

	Food & Staples Retailing - 0.73%
437	Carrefour S.A. (France)	6,983
40	Colruyt S.A. (Belgium)	2,596
1,000	Dairy Farm International Holdings, Ltd. (Bermuda)	3,780
221	ICA Gruppen AB (Sweden)	11,227
1,798	Koninklijke Ahold Delhaize, N.V. (Netherlands)	53,146
1,696	Kroger Co. (The)	57,511
100	Lawson, Inc. (Japan)	4,768
1,100	Seven & i Holdings Co., Ltd. (Japan)	34,177
901	Sysco Corp.	56,060
2,214	Walgreens Boots Alliance, Inc.	79,527
7,033	Wm Morrison Supermarkets PLC (United Kingdom)	15,437

		325,212

	Food Products - 1.81%
1,159	Archer-Daniels-Midland Co.	53,882
4,594	Bunge, Ltd. (Bermuda)	209,946
306	Campbell Soup Co.	14,801
890	Conagra Brands, Inc.	31,782
451	Danone S.A. (France)	29,214
383	Flowers Foods, Inc.	9,318
1,215	General Mills, Inc.	74,941
296	Hershey Co. (The)	42,429
130	Ingredion, Inc.	9,838
344	JM Smucker Co. (The)	39,739
848	Kellogg Co.	54,772
1,138	Kraft Heinz Co. (The)	34,083
2,881	Mondelez International, Inc., Class A	165,514
100	NH Foods, Ltd. (Japan)	4,470
637	Tyson Foods, Inc., Class A	37,889

		812,618

	Gas Utilities - 0.15%
1,362	APA Group (Australia)	10,124
118	Atmos Energy Corp.	11,279
324	Enagas S.A. (Spain)	7,476
81	National Fuel Gas Co.	3,288
217	Naturgy Energy Group S.A. (Spain)	4,352
200	Osaka Gas Co., Ltd. (Japan)	3,894
2,673	Snam SpA (Italy)	13,747
300	Tokyo Gas Co., Ltd. (Japan)	6,846

Shares	Security†	Value (Note 1)

	Gas Utilities (continued)
210	UGI Corp.	$6,926

		67,932

	Health Care Equipment & Supplies - 0.45%
1,934	Medtronic PLC (Ireland)	200,981

	Health Care Providers & Services - 0.41%
300	Alfresa Holdings Corp. (Japan)	6,571
589	Cardinal Health, Inc.	27,653
2,535	CVS Health Corp.	148,044

		182,268

	Hotels, Restaurants & Leisure - 1.13%
773	Crown Resorts, Ltd. (Australia)	4,910
215	International Game Technology PLC (United Kingdom)	2,393
981	McDonald’s Corp.	215,320
59	Sodexo S.A. (France)	4,206
2,452	Starbucks Corp.	210,676
4,678	Tabcorp Holdings, Ltd. (Australia)	11,265
171	Wyndham Destinations, Inc.	5,260
577	Yum! Brands, Inc.	52,680

		506,710

	Household Durables - 3.13%
400	Casio Computer Co., Ltd. (Japan)	6,477
213	Garmin, Ltd. (Switzerland)	20,205
200	Iida Group Holdings Co., Ltd. (Japan)	4,048
288	Leggett & Platt, Inc.	11,857
7,761	Lennar Corp., Class B	509,587
7,771	Mohawk Industries, Inc. (a)	758,372
680	Newell Brands, Inc.	11,669
600	Nikon Corp. (Japan)	4,049
3,400	Panasonic Corp. (Japan)	28,961
600	Sekisui Chemical Co., Ltd. (Japan)	9,597
1,000	Sekisui House, Ltd. (Japan)	17,721
113	Whirlpool Corp.	20,779

		1,403,322

	Household Products - 1.16%
219	Clorox Co. (The)	46,027
1,683	Colgate-Palmolive Co.	129,843
123	Energizer Holdings, Inc.	4,814
733	Kimberly-Clark Corp.	108,235
1,630	Procter & Gamble Co. (The)	226,554
93	Spectrum Brands Holdings, Inc.	5,316

		520,789

	Independent Power and Renewable Electricity Producers - 0.05%
610	AES Corp.	11,047
100	Electric Power Development Co., Ltd. (Japan)	1,542
41	Uniper SE (Germany)	1,324
387	Vistra Corp.	7,299

		21,212

	Industrial Conglomerates - 3.78%
1,166	3M Co.	186,770
167,525	CK Hutchison Holdings, Ltd. (Hong Kong)	1,015,160
1,223	Honeywell International, Inc.	201,318

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Industrial Conglomerates (continued)
300	Jardine Matheson Holdings, Ltd. (Bermuda)	$11,926
4,000	NWS Holdings, Ltd. (Bermuda)	3,055
172,298	Quinenco S.A. (Chile)	237,401
294	Siemens AG (Germany)	37,129

		1,692,759

	Insurance - 3.48%
207	Admiral Group PLC (United Kingdom)	6,981
1,772	Aflac, Inc.	64,412
63	Allianz SE (Germany)	12,092
515	Allstate Corp. (The)	48,482
103	American Financial Group, Inc.	6,899
1,171	American International Group, Inc.	32,238
797	Assicurazioni Generali SpA (Italy)	11,233
85	Assurant, Inc.	10,311
139	Assured Guaranty, Ltd. (Bermuda)	2,986
184	Axis Capital Holdings, Ltd. (Bermuda)	8,103
44	Baloise Holding AG (Switzerland)	6,478
673	Chubb, Ltd. (Switzerland)	78,149
229	Cincinnati Financial Corp.	17,855
600	Dai-ichi Life Holdings, Inc. (Japan)	8,466
27	Erie Indemnity Co., Class A	5,678
62	Everest Re Group, Ltd. (Bermuda)	12,247
448	Fidelity National Financial, Inc.	14,027
152	First American Financial Corp.	7,738
12	Hannover Rueck SE (Germany)	1,858
60	Hanover Insurance Group, Inc. (The)	5,591
512	Hartford Financial Services Group, Inc. (The)	18,872
1,984	Insurance Australia Group, Ltd. (Australia)	6,278
200	Japan Post Insurance Co., Ltd. (Japan)	3,149
6,303	Legal & General Group PLC (United Kingdom)	15,376
308	Lincoln National Corp.	9,650
1,030	Mapfre S.A. (Spain)	1,616
2,387	Medibank Pvt, Ltd. (Australia)	4,307
52	Mercury General Corp.	2,151
1,106	MetLife, Inc.	41,110
200	MS&AD Insurance Group Holdings, Inc. (Japan)	5,389
20	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,084
184	NN Group, N.V. (Netherlands)	6,897
53,531	Old Republic International Corp.	789,047
335	Poste Italiane SpA (Italy)	2,969
426	Principal Financial Group, Inc.	17,155
640	Prudential Financial, Inc.	40,653
2,810	Prudential PLC (United Kingdom)	40,319
1,278	QBE Insurance Group, Ltd. (Australia)	7,949
87	Reinsurance Group of America, Inc.	8,281
233	Sampo Oyj, A Shares (Finland)	9,227
200	Sompo Holdings, Inc. (Japan)	6,905
1,077	Suncorp Group, Ltd. (Australia)	6,575
31	Swiss Life Holding AG (Switzerland)	11,730
266	Swiss Re AG (Switzerland)	19,732
400	T&D Holdings, Inc. (Japan)	3,943
400	Tokio Marine Holdings, Inc. (Japan)	17,502
417	Travelers Cos., Inc. (The)	45,115
64	Tryg A/S (Denmark)	2,015

Shares	Security†	Value (Note 1)

	Insurance (continued)
135	Zurich Insurance Group AG (Switzerland)	$47,077

		1,557,897

	IT Services - 1.21%
524	Amadeus IT Group S.A. (Spain)	29,101
276	Amdocs, Ltd. (Guernsey)	15,845
74	Atos SE (France) (a)	5,946
940	Automatic Data Processing, Inc.	131,121
105	Capgemini SE (France)	13,471
1,066	Computershare, Ltd. (Australia)	9,431
156	Edenred (France)	7,004
300	Fujitsu, Ltd. (Japan)	40,985
1,454	International Business Machines Corp.	176,908
400	NEC Corp. (Japan)	23,398
500	Nomura Research Institute, Ltd. (Japan)	14,722
200	Otsuka Corp. (Japan)	10,220
568	Paychex, Inc.	45,309
923	Western Union Co. (The)	19,780

		543,241

	Leisure Products - 0.07%
238	Hasbro, Inc.	19,687
116	Polaris, Inc.	10,943
200	Sega Sammy Holdings, Inc. (Japan)	2,438

		33,068

	Machinery - 1.38%
600	Amada Co., Ltd. (Japan)	5,613
192	Atlas Copco AB (Sweden)	8,013
327	Atlas Copco AB, A Shares (Sweden)	15,591
1,115	Caterpillar, Inc.	166,302
97	Crane Co.	4,863
339	Cummins, Inc.	71,583
191	Epiroc AB (Sweden)	2,651
324	Epiroc AB, Class A (Sweden)	4,694
219	Flowserve Corp.	5,976
400	Hino Motors, Ltd. (Japan)	2,595
200	Hitachi Construction Machinery Co., Ltd. (Japan)	7,248
712	Illinois Tool Works, Inc.	137,566
1,400	Komatsu, Ltd. (Japan)	30,748
326	Kone Oyj, Class B (Finland)	28,624
1,600	Kubota Corp. (Japan)	28,668
130	Lincoln Electric Holdings, Inc.	11,965
500	Mitsubishi Heavy Industries, Ltd. (Japan)	11,070
200	Nabtesco Corp. (Japan)	7,261
400	NGK Insulators, Ltd. (Japan)	5,711
600	NSK, Ltd. (Japan)	4,593
908	SKF AB, B Shares (Sweden)	18,733
121	Snap-on, Inc.	17,803
200	Sumitomo Heavy Industries, Ltd. (Japan)	4,653
122	Timken Co. (The)	6,615
207	Trinity Industries, Inc.	4,036
586	Wartsila O.Y.J. Abp (Finland)	4,602

		617,777

	Marine - 0.07%
6	AP Moller - Maersk A/S, Class A (Denmark)	8,783
12	AP Moller - Maersk A/S, Class B (Denmark)	18,971

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Marine (continued)
300	Nippon Yusen KK (Japan)	$5,205

		32,959

	Media - 0.71%
4,649	Comcast Corp., Class A	215,063
200	Dentsu Group, Inc. (Japan)	5,903
300	Hakuhodo DY Holdings, Inc. (Japan)	3,879
794	Interpublic Group of Cos., Inc. (The)	13,236
90	John Wiley & Sons, Inc., Class A	2,854
95	Nexstar Media Group, Inc., Class A	8,543
627	Omnicom Group, Inc.	31,037
1,136	Pearson PLC (United Kingdom)	8,058
150	Publicis Groupe S.A. (France)	4,835
365	SES S.A. (Luxembourg)	2,584
136	Sinclair Broadcast Group, Inc., Class A	2,615
659	ViacomCBS, Inc., Class B	18,459

		317,066

	Metals & Mining - 9.44%
2,373	Anglo American PLC (United Kingdom)	57,412
892	Antofagasta PLC (United Kingdom)	11,772
3,906	BHP Group PLC (United Kingdom)	83,332
3,874	BHP Group, Ltd. (Australia)	100,079
681	Boliden AB (Sweden)	20,206
923,502	Capstone Mining Corp. (Canada) (a)	1,005,653
2,626	Fortescue Metals Group, Ltd. (Australia)	30,850
300	Hitachi Metals, Ltd. (Japan)	4,626
279,395	Lundin Mining Corp. (Canada)	1,559,014
100	Maruichi Steel Tube, Ltd. (Japan)	2,504
200	Mitsubishi Materials Corp. (Japan)	3,941
685	Nucor Corp.	30,729
137	Reliance Steel & Aluminum Co.	13,979
2,087	Rio Tinto PLC (United Kingdom)	125,581
735	Rio Tinto, Ltd. (Australia)	50,202
9,712	South32, Ltd. (Australia)	14,413
460	Steel Dynamics, Inc.	13,170
300	Sumitomo Metal Mining Co., Ltd. (Japan)	9,304
64,109	Warrior Met Coal, Inc.	1,094,982

		4,231,749

	Multiline Retail - 0.38%
300	Marui Group Co., Ltd. (Japan)	5,757
300	Ryohin Keikaku Co., Ltd. (Japan)	4,985
1,003	Target Corp.	157,892

		168,634

	Multi-Utilities - 0.74%
759	AGL Energy, Ltd. (Australia)	7,411
201	Ameren Corp.	15,895
472	CenterPoint Energy, Inc.	9,133
261	CMS Energy Corp.	16,028
359	Consolidated Edison, Inc.	27,930
863	Dominion Energy, Inc.	68,117
185	DTE Energy Co.	21,282
445	E.ON SE (Germany)	4,905
208	MDU Resources Group, Inc.	4,680
4,693	National Grid PLC (United Kingdom)	53,905
365	NiSource, Inc.	8,030

Shares	Security†	Value (Note 1)

	Multi-Utilities (continued)
471	Public Service Enterprise Group, Inc.	$25,863
287	Sempra Energy	33,969
129	Suez (France)	2,384
194	Veolia Environnement S.A. (France)	4,186
287	WEC Energy Group, Inc.	27,810

		331,528

	Oil, Gas & Consumable Fuels - 2.66%
30,402	BP PLC (United Kingdom)	87,922
934	Cabot Oil & Gas Corp.	16,214
1,948	Chevron Corp.	140,256
197	Cimarex Energy Co.	4,793
2,258	ConocoPhillips	74,153
795	Devon Energy Corp.	7,521
308	Diamondback Energy, Inc.	9,277
4,900	Eneos Holdings, Inc. (Japan)	17,482
3,262	Eni SpA (Italy)	25,496
1,137	EOG Resources, Inc.	40,864
728	Equinor ASA (Norway)	10,314
420	Equitrans Midstream Corp.	3,553
3,693	Exxon Mobil Corp.	126,781
992	Galp Energia SGPS S.A. (Portugal)	9,201
315	HollyFrontier Corp.	6,209
300	Idemitsu Kosan Co., Ltd. (Japan)	6,405
1,600	Inpex Corp. (Japan)	8,586
3,875	Kinder Morgan, Inc.	47,779
88	Koninklijke Vopak, N.V. (Netherlands)	4,959
464	Lundin Energy AB (Sweden)	9,201
2,687	Marathon Petroleum Corp.	78,837
305	Murphy Oil Corp.	2,721
2,216	Oil Search, Ltd. (Papua New Guinea)	4,239
1,430	ONEOK, Inc.	37,151
2,050	Origin Energy, Ltd. (Australia)	6,349
1,473	Phillips 66	76,360
333	Pioneer Natural Resources Co.	28,635
1,681	Repsol S.A. (Spain)	11,356
5,316	Royal Dutch Shell PLC, A Shares (United Kingdom)	66,362
5,212	Royal Dutch Shell PLC, B Shares (United Kingdom)	63,206
1,214	Total SE (France)	41,692
1,196	Valero Energy Corp.	51,811
2,371	Williams Cos., Inc. (The)	46,590
1,611	Woodside Petroleum, Ltd. (Australia)	20,447

		1,192,722

	Paper & Forest Products - 3.18%
125,293	Interfor Corp. (Canada) (a)	1,400,143
1,300	Oji Holdings Corp. (Japan)	5,974
685	UPM-Kymmene Oyj (Finland)	20,849

		1,426,966

	Personal Products - 0.28%
117	Nu Skin Enterprises, Inc., Class A	5,860
100	Pola Orbis Holdings, Inc. (Japan)	1,886
1,978	Unilever, N.V. (Netherlands)	120,119

		127,865

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Pharmaceuticals - 3.96%
2,800	Astellas Pharma, Inc. (Japan)	$41,738
358	Bayer AG (Germany)	22,086
3,179	Bristol-Myers Squibb Co.	191,662
1,298	Eli Lilly and Co.	192,130
6,642	GlaxoSmithKline PLC (United Kingdom)	124,522
123	H Lundbeck A/S (Denmark)	4,051
1,312	Johnson & Johnson	195,331
2,358	Merck & Co., Inc.	195,596
1,861	Novartis AG (Switzerland)	161,580
1,797	Novo Nordisk A/S (Denmark)	124,504
500	Otsuka Holdings Co., Ltd. (Japan)	21,183
5,353	Pfizer, Inc.	196,455
441	Roche Holding AG (Switzerland)	151,060
681	Sanofi (France)	68,245
2,300	Takeda Pharmaceutical Co., Ltd. (Japan)	82,209

		1,772,352

	Professional Services - 1.39%
383	Adecco Group AG (Switzerland)	20,209
17,132	Korn Ferry	496,828
189	ManpowerGroup, Inc.	13,859
237	Robert Half International, Inc.	12,547
16	SGS S.A. (Switzerland)	42,878
439	Wolters Kluwer, N.V. (Netherlands)	37,448

		623,769

	Real Estate Management & Development - 2.73%
100	Aeon Mall Co., Ltd. (Japan)	1,406
241	Aroundtown S.A. (Luxembourg) (a)	1,210
34	Azrieli Group, Ltd. (Israel)	1,518
119,290	CK Asset Holdings, Ltd. (Hong Kong)	586,160
40	Daito Trust Construction Co., Ltd. (Japan)	3,546
400	Daiwa House Industry Co., Ltd. (Japan)	10,259
127,490	Five Point Holdings, LLC, Class A (a)	531,633
2,000	Hang Lung Properties Ltd. (Hong Kong)	5,097
1,000	Henderson Land Development Co., Ltd. (Hong Kong)	3,713
1,500	Hongkong Land Holdings, Ltd. (Bermuda)	5,588
200	Hulic Co., Ltd. (Japan)	1,877
500	Kerry Properties, Ltd. (Bermuda)	1,286
294	Lendlease Corp, Ltd. (Australia)	2,349
2,000	New World Development Co., Ltd. (Hong Kong)	9,763
100	Nomura Real Estate Holdings, Inc. (Japan)	1,903
972	Pacific Century Premium Developments, Ltd. (Bermuda) (a)	256
2,000	Sino Land Co., Ltd. (Hong Kong)	2,341
2,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	25,773
500	Swire Pacific, Ltd., Class A (Hong Kong)	2,421
1,600	Swire Properties, Ltd. (Hong Kong)	4,239
73	Swiss Prime Site AG (Switzerland)	6,630
400	Tokyu Fudosan Holdings Corp. (Japan)	1,728
101	Vonovia SE (Germany)	6,924
1,000	Wharf Real Estate Investment Co., Ltd. (Hong Kong)	4,099

		1,221,719

Shares	Security†	Value (Note 1)

	Road & Rail - 0.86%
4,378	Aurizon Holdings, Ltd. (Australia)	$13,468
200	Kyushu Railway Co. (Japan)	4,276
4,500	MTR Corp, Ltd. (Hong Kong)	22,333
100	Nippon Express Co., Ltd. (Japan)	5,835
522	Norfolk Southern Corp.	111,703
107	Ryder System, Inc.	4,520
1,089	Union Pacific Corp.	214,391
200	West Japan Railway Co. (Japan)	9,882

		386,408

	Semiconductors & Semiconductor Equipment - 2.33%
617	Analog Devices, Inc.	72,028
1,500	ASM Pacific Technology, Ltd. (Hong Kong)	15,356
615	Broadcom, Inc.	224,057
3,057	Intel Corp.	158,291
540	Maxim Integrated Products, Inc.	36,509
2,147	QUALCOMM, Inc.	252,659
100	Rohm Co., Ltd. (Japan)	7,731
1,492	Texas Instruments, Inc.	213,043
250	Tokyo Electron, Ltd. (Japan)	65,314

		1,044,988

	Software - 0.17%
1,203	NortonLifeLock, Inc.	25,070
246	SAP SE (Germany)	38,307
200	Trend Micro, Inc. (Japan)	12,188

		75,565

	Specialty Retail - 0.64%
100	ABC-Mart, Inc. (Japan)	5,207
456	Best Buy Co., Inc.	50,748
757	Home Depot, Inc. (The)	210,227
30	Shimamura Co., Ltd. (Japan)	2,914
300	USS Co., Ltd. (Japan)	5,368
157	Williams-Sonoma, Inc.	14,199

		288,663

	Technology Hardware, Storage & Peripherals - 0.48%
400	Brother Industries, Ltd. (Japan)	6,363
1,400	Canon, Inc. (Japan)	23,221
600	FUJIFILM Holdings Corp. (Japan)	29,575
2,875	Hewlett Packard Enterprise Co.	26,939
4,448	HP, Inc.	84,468
510	NetApp, Inc.	22,358
1,000	Ricoh Co., Ltd. (Japan)	6,750
500	Seiko Epson Corp. (Japan)	5,750
480	Xerox Holdings Corp.	9,010

		214,434

	Textiles, Apparel & Luxury Goods - 0.38%
1,277	Cie Financiere Richemont S.A. (Switzerland)	85,742
760	Hanesbrands, Inc.	11,970
168	Pandora A/S (Denmark)	12,119
70	Swatch Group AG (The) (Switzerland)	16,316
93	Swatch Group AG (The) (Switzerland)	4,188
593	VF Corp.	41,658

		171,993

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Shares	Security†	Value (Note 1)

Common Stocks (continued)
	Thrifts & Mortgage Finance - 0.02%
518	MGIC Investment Corp.	$4,590
538	New York Community Bancorp, Inc.	4,449

		9,039

	Tobacco - 1.24%
4,598	Altria Group, Inc.	177,667
3,372	British American Tobacco PLC (United Kingdom)	120,959
1,663	Imperial Brands PLC (United Kingdom)	29,374
1,800	Japan Tobacco, Inc. (Japan)	32,839
2,513	Philip Morris International, Inc.	188,450
79	Swedish Match AB (Sweden)	6,459

		555,748

	Trading Companies & Distributors - 0.59%
1,182	Fastenal Co.	53,296
2,100	ITOCHU Corp. (Japan)	53,772
2,300	Marubeni Corp. (Japan)	13,058
2,000	Mitsubishi Corp. (Japan)	47,871
2,600	Mitsui & Co., Ltd. (Japan)	44,675
89	MSC Industrial Direct Co., Inc., Class A	5,632
1,800	Sumitomo Corp. (Japan)	21,698
300	Toyota Tsusho Corp. (Japan)	8,438
74	Watsco, Inc.	17,234

		265,674

	Transportation Infrastructure - 0.98%
2,351,700	Hutchison Port Holdings Trust (Singapore)	388,237
300	Kamigumi Co., Ltd. (Japan)	5,912
4,573	Transurban Group (Australia)	46,695

		440,844

	Water Utilities - 0.05%
349	Severn Trent PLC (United Kingdom)	10,988
998	United Utilities Group PLC (United Kingdom)	11,025

		22,013

	Wireless Telecommunication Services - 0.35%
1,400	KDDI Corp. (Japan)	35,212
1,000	NTT DOCOMO, Inc. (Japan)	36,746
1,300	Softbank Corp. (Japan)	14,527
627	Tele2 AB, B Shares (Sweden)	8,840
327	Telephone and Data Systems, Inc.	6,030
40,462	Vodafone Group PLC (United Kingdom)	53,630

		154,985

	Total Common Stocks (Cost $52,707,203)	43,571,483

Preferred Stocks - 0.04%
	Automobiles - 0.04%
26	Bayerische Motoren Werke AG (Germany)	1,421
62	Porsche Automobil Holding SE (Germany) (a)	3,689
75	Volkswagen AG (Germany) (a)	12,068

		17,178

Shares	Security†	Value (Note 1)

	Consumer Products - 0.00%
827,257	Home Products International, Inc., Series A, Convertible, 8.000% (a)(b)(c)(d)	$—

	Total Preferred Stocks (Cost $11,632)	17,178

Purchased Options - 0.53%
	Total Purchased Options (see below for details) (Cost $288,600)	235,936

	Total Investment Portfolio - 98.34% (Cost $53,251,252)	44,061,715
	Other Assets less Liabilities - 1.66%	745,879

	NET ASSETS - 100.00%
	(Applicable to 3,736,803 shares outstanding)	$44,807,594

	NET ASSET VALUE PER SHARE	$11.99

Notes:
(a)	Non-income producing security.
(b)	Fair-valued security.
(c)	Security subject to restrictions on resale.

Shares	Issuer	Acquisition Date	Cost	Market Value Per Unit
827,257	Home Products International, Inc., Series A, Convertible Preferred Stock, 8.000%	3/16/07 - 10/02/17	$-	$-
At September 30, 2020, the restricted security was valued at $0.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

Summary of Investments by Industry	% of Net Assets
Metals & Mining	9.44%
Banks	6.65
Automobiles	4.55
Construction Materials	4.49
Equity Real Estate Investment Trusts (REITs)	4.07
Energy Equipment & Services	4.06
Pharmaceuticals	3.96
Industrial Conglomerates	3.78
Capital Markets	3.76
Insurance	3.48
Other Industries	50.10
Other Assets less Liabilities	1.66

Total	100.00%

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Portfolio of Investments (continued)

at September 30, 2020 (Unaudited)

Country Concentration	% of Net Assets
United States	52.33%
Canada	8.85
Germany	6.85
Japan	4.69
Hong Kong	4.08
Ireland	3.18
Italy	2.65
United Kingdom	2.36
Netherlands	2.24
Switzerland	2.04
France	1.97
Luxembourg	1.31
Australia	1.18
Singapore	1.07
Denmark	0.99
Bermuda	0.67
Chile	0.53
Spain	0.34
Sweden	0.33
Norway	0.19
Finland	0.16
Belgium	0.11
Portugal	0.08
Israel	0.05
Guernsey	0.04
Puerto Rico	0.03
Jersey	0.01
Papua New Guinea	0.01

Total	98.34%

Purchased Options

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust, Put	Goldman Sachs & Co.	300	$10,046,700	303.0000 USD	12/18/20	$235,936

Total Purchased Options (Cost $288,600)						$235,936

ETF: Exchange Traded Fund

See accompanying notes to the Portfolio of Investments.

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments

September 30, 2020 (Unaudited)

Security valuation:

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio.

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the New York Stock Exchange (the “Exchange”) are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. At September 30, 2020, such securities were valued at $0. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of the close of regular trading on the Exchange, as provided by an independent pricing service approved by the Board of Trustees.

The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

September 30, 2020 (Unaudited)

• Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Portfolio’s investments as of September 30, 2020:

Assets	Total Value at 9/30/20	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$ 870,903	$ 341,993	$ 528,910	$-
Air Freight & Logistics	972,280	953,494	18,786	-
Airlines	648,248	634,794	13,454	-
Auto Components	142,947	-	142,947	-
Automobiles	2,019,170	-	2,019,170	-
Banks	2,980,401	1,702,861	1,277,540	-
Beverages	544,731	425,121	119,610	-
Biotechnology	536,351	536,351	-	-
Building Products	166,321	124,443	41,878	-
Capital Markets	1,684,609	545,611	1,138,998	-
Chemicals	737,098	432,649	304,449	-
Commercial Services & Supplies	98,557	82,161	16,396	-
Communications Equipment	195,158	178,820	16,338	-
Construction & Engineering	722,165	-	722,165	-
Construction Materials	2,011,707	888,319	1,123,388	-
Consumer Finance	123,790	123,790	-	-
Containers & Packaging	89,474	89,474	-	-
Distributors	30,169	30,169	-	-
Diversified Consumer Services	8,943	8,943	-	-
Diversified Financial Services	32,323	21,119	11,204	-
Diversified Telecommunication Services	548,365	399,518	148,847	-
Electric Utilities	751,517	479,660	271,857	-
Electrical Equipment	418,107	193,207	224,900	-
Electronic Equipment, Instruments & Components	264,262	64,542	199,720	-
Energy Equipment & Services	1,580,415	694,297	886,118	-
Entertainment	7,904	-	7,904	-
Equity Real Estate Investment Trusts (REITs)	1,822,099	1,719,280	102,819	-
Food & Staples Retailing	325,212	193,098	132,114	-
Food Products	812,618	778,934	33,684	-
Gas Utilities	67,932	21,493	46,439	-
Health Care Equipment & Supplies	200,981	200,981	-	-
Health Care Providers & Services	182,268	175,697	6,571	-
Hotels, Restaurants & Leisure	506,710	486,329	20,381	-
Household Durables	1,403,322	1,332,469	70,853	-
Household Products	520,789	520,789	-	-
Independent Power and Renewable Electricity Producers	21,212	18,346	2,866	-
Industrial Conglomerates	1,692,759	625,489	1,067,270	-
Insurance	1,557,897	1,286,750	271,147	-
IT Services	543,241	388,963	154,278	-
Leisure Products	33,068	30,630	2,438	-
Machinery	617,777	426,709	191,068	-

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

September 30, 2020 (Unaudited)

Summary by Level of Inputs (continued)

Assets	Total Value at 9/30/20		Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Marine	$32,959		$-	$32,959	$-
Media	317,066		291,807	25,259	-
Metals & Mining	4,231,749		3,717,527	514,222	-
Multiline Retail	168,634		157,892	10,742	-
Multi-Utilities	331,528		258,737	72,791	-
Oil, Gas & Consumable Fuels	1,192,722		804,464	388,258	-
Paper & Forest Products	1,426,966		1,400,143	26,823	-
Personal Products	127,865		5,860	122,005	-
Pharmaceuticals	1,772,352		971,174	801,178	-
Professional Services	623,769		523,234	100,535	-
Real Estate Management & Development	1,221,719		531,633	690,086	-
Road & Rail	386,408		330,614	55,794	-
Semiconductors & Semiconductor Equipment	1,044,988		956,587	88,401	-
Software	75,565		25,070	50,495	-
Specialty Retail	288,663		275,174	13,489	-
Technology Hardware, Storage & Peripherals	214,434		142,775	71,659	-
Textiles, Apparel & Luxury Goods	171,993		53,628	118,365	-
Thrifts & Mortgage Finance	9,039		9,039	-	-
Tobacco	555,748		366,117	189,631	-
Trading Companies & Distributors	265,674		76,162	189,512	-
Transportation Infrastructure	440,844		-	440,844	-
Water Utilities	22,013		-	22,013	-
Wireless Telecommunication Services	154,985		6,030	148,955	-

Total Common Stocks	43,571,483		28,060,960	15,510,523	-

Preferred Stocks:
Automobiles	17,178		-	17,178	-
Consumer Products	-	*	-	-	-	*

Total Preferred Stocks	17,178		-	17,178	-

Corporate Bonds:
Energy Equipment & Services	237,118		-	237,118	-

Total Corporate Bonds	237,118		-	237,118	-

Purchased Options:	235,936		-	235,936	-

Total Purchased Options	235,936		-	235,936	-

Total Value of Investments	$44,061,715		$28,060,960	$16,000,755	$-

*	Investment fair valued at $0.

For fair valuations using significant unobservable inputs, U.S. GAAP require the Portfolio to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Portfolio had an amount of total transfers in or out of Level 3 during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

15

Third Avenue Variable Series Trust

FFI Strategies Portfolio (Formerly, Third Avenue Value Portfolio)

Notes to Portfolio of Investments (continued)

September 30, 2020 (Unaudited)

For the period ended September 30, 2020, there were no transfers in or out of Level 3.

Quantitative Information about Level 3 Fair Value Measurements

Fair Value at
9/30/20
Other (a)	$—*

(a)	Includes securities less than 0.50% of net assets of the Portfolio.
*	Investment fair valued at $0.

There are significant unobservable inputs used in the fair value measurement of the Portfolio’s Level 3 investment. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

BOARD OF TRUSTEES

Robert J. Christian

Iqbal Mansur

Nicholas M. Marsini, Jr. — Chairman

Nancy B. Wolcott

Stephen M. Wynne

OFFICERS

Joel L. Weiss — President, Chief Executive Officer

T. Richard Keyes — Treasurer, Chief Financial Officer

Gabriella Mercincavage — Assistant Treasurer

Vincenzo A. Scarduzio — Secretary

David C. Lebisky — Chief Compliance Officer, Anti-Money Laundering Officer

TRANSFER AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

P.O. Box 9802

Providence, RI 02940-8002

800-443-1021 (toll-free)

INVESTMENT ADVISER

Third Avenue Management LLC

622 Third Avenue

New York, NY 10017

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103

CUSTODIANS

JPMorgan Chase Bank, N.A.

383 Madison Avenue

New York, NY 10179

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Third Avenue offers multiple investment solutions with unique exposures and return profiles. Our core strategies are currently available through ’40Act mutual funds and customized accounts. If you would like further information, please contact a Relationship Manager at:

www.thirdave.com	622 Third Avenue	212.906.1160
/third-ave-management	New York, NY 10017	clientservice@thirdave.com